INVESTMENTS (TROUBLED DEBT RESTRUCTURING) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Financing Receivable, Modifications [Line Items]
Gross interest income on restructured loans included in net investment income (loss)		$ 0	$ 1	$ 1
Gross interest income on restructured mortgage loans, Pre Modification		$ 0	0	$ 4
Commercial Real Estate Portfolio Segment
Financing Receivable, Modifications [Line Items]
Number of Loans | loan		1
Outstanding Recorded Investment Pre Modification		$ 15
Outstanding Recorded Investment Post Modification		$ 15	$ 16
Troubled debt restructuring, reduction of recorded investment	$ 32
Commercial Real Estate Portfolio Segment | Sale of Underlying Collateral
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, reduction of recorded investment	$ 45